9. LOSS PER SHARE: Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Earnings Per Share
	2025	2024	2023

Basic and diluted loss per common share	$ (0.04)	$ (0.03)	$ (0.05)

Weighted average number of common shares outstanding (basic and diluted)	16,816,969	16,816,969	16,816,969